PRUDENTIAL MID-CAP VALUE FUND
Prudential Mid-Cap Value Fund
INVESTMENT OBJECTIVE
The investment objective of the Fund is to seek capital growth.
FUND FEES AND EXPENSES

The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the Prudential Investments family of funds. More information about these discounts is available from your financial professional and is explained in Reducing or Waiving Class A's Initial Sales Charge on page 20 of the Fund's Prospectus and in the Fund's Statement of Additional Information (SAI), in Rights of Accumulation on page 46.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - PRUDENTIAL MID-CAP VALUE FUND (USD $)	Class A	Class B	Class C	Class L	Class M	Class Q	Class X	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	none	none	5.75%	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	1.00%	5.00%	1.00%	1.00%	6.00%	none	6.00%	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none	none	none	none	none	none	none
Redemption fees	none	none	none	none	none	none	none	none
Exchange fee	none	none	none	none	none	none	none	none
Maximum account fee (accounts under $2,500)	15	15	15	15	15	none	15	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PRUDENTIAL MID-CAP VALUE FUND	Class A	Class B	Class C	Class L	Class M	Class Q	Class X	Class Z
Management fees	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
+ Distribution and service (12b-1) fees	0.30%	1.00%	1.00%	0.50%	1.00%	none	1.00%	none
+ Other expenses	0.48%	0.48%	0.48%	0.48%	0.48%	0.23%	0.48%	0.48%
= Total annual Fund operating expenses	1.68%	2.38%	2.38%	1.88%	2.38%	1.13%	2.38%	1.38%
- Fee waiver or expense reimbursement	(0.05%)	none	none	none	none	none	none	none
= Net annual Fund operating expenses	1.63%	2.38%	2.38%	1.88%	2.38%	1.13%	2.38%	1.38%

Example.
The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

If Shares Are Redeemed
Expense Example - PRUDENTIAL MID-CAP VALUE FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	707	1,046	1,408	2,424
Class B	741	1,042	1,370	2,461
Class C	341	742	1,270	2,716
Class L	755	1,132	1,533	2,649
Class M	841	1,142	1,470	2,542
Class Q	115	359	622	1,375
Class X	841	1,142	1,570	2,716
Class Z	140	437	755	1,657

If Shares Are Not Redeemed
Expense Example, No Redemption - PRUDENTIAL MID-CAP VALUE FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	707	1,046	1,408	2,424
Class B	241	742	1,270	2,461
Class C	241	742	1,270	2,716
Class L	755	1,132	1,533	2,649
Class M	241	742	1,270	2,542
Class Q	115	359	622	1,375
Class X	241	742	1,270	2,716
Class Z	140	437	755	1,657

° For the period ending February 28, 2013, the distributor of the Fund has contractually agreed to reduce its distribution and service (12b-1) fees for Class A shares to 0.25% of the average daily net assets of the Class A shares. This waiver may not be terminated by the distributor prior to February 28, 2013. The decision on whether to renew, modify or discontinue the waiver is subject to review by the distributor and the Fund's Board of Directors.

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 37% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.

The Fund invests in a diversified portfolio of mid-cap company stocks that the subadviser believes are attractively priced when evaluated using quantitative measures such as price-to-earnings (P/E) ratios. Although the strategy emphasizes attractive valuations, the subadviser also considers other quantifiable characteristics. Such characteristics may include measures of earnings quality, external financing, or trends in the earnings outlook. The emphasis placed on valuation and other factors may vary over time and with market conditions. Quantitative techniques also guide portfolio construction. To manage risk, we limit certain exposures such as the proportion of assets invested in an individual stock or industry. Although the strategy is primarily quantitative, the investment management team may also exercise judgment when evaluating underlying data and positions recommended by our computer models.

The subadviser normally invests at least 80% of the Fund's investable assets in common stocks and securities convertible into common stocks of mid-cap companies, which we consider to be companies with market capitalizations within the market cap range of companies included in the Russell Midcap Index (measured at the time of purchase). The market capitalization within the range will vary, but as of November 30, 2011, the market capitalization range of the Russell Midcap Index was from approximately $107 million to approximately $19.2 billion. The Fund will provide 60 days' prior written notice to shareholders of a change in its non-fundamental policy of investing at least 80% of the Fund's investable assets in common stocks and securities convertible into common stocks of mid-cap companies.

The subadviser may invest up to 20% of the Fund's assets in foreign securities, including stocks and other equity-related investments and other investment-grade fixed-income securities of foreign issuers. The Fund's investments in foreign securities may include issuers located in emerging markets. American Depositary Receipts (ADRs), American Depositary Shares (ADSs) and other similar receipts or shares traded in U.S. markets are not considered to be foreign securities. The Fund's investments in ADRs, ADSs and other similar receipts or shares may include unsponsored receipts of shares.

The Fund may also invest up to 25% of total assets in real estate investment trusts (REITs).

While we make every effort to achieve our investment objective, we can't guarantee success.

The Fund may hold in excess of 200 securities.

Principal Risks of Investing in the Fund.

All investments have risks to some degree. Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Recent Market Events. The equity and debt capital markets in the United States and internationally have experienced unprecedented volatility. This financial crisis has caused a significant decline in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the investment subadviser. These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.Equity Securities Risk. There is the risk that the price of a particular stock the Fund owns could go down and you could lose money. In addition to an individual stock losing value, the value of the equity markets or a sector of them in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Value Style Risk. Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for a period of time, that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced. Historically, value stocks have performed best during periods of economic recovery.

Medium Capitalization (Mid-Cap) Company Risk. The Fund's investments in mid-cap companies carry more risk than investments in larger capitalized companies. Investments in mid-cap companies carry additional risks because earnings of these companies tend to be less predictable; they often have limited product lines, markets, distribution channels or financial resources; and the management of such companies may be dependent on one or a few key people. The market movements of these companies' securities may be more abrupt or erratic than the market movements of securities of larger, more established companies or the stock market in general. Historically, mid-cap companies have sometimes gone through extended periods when they did not perform as well as larger companies. Mid-cap companies generally are less liquid than larger companies, which may make such investments more difficult to sell at the time and price that the Fund would like. Also, the stocks of mid-cap companies may fall out of favor relative to those of small- or large-capitalization companies, causing the Fund to underperform other equity funds that focus on small or large capitalization companies.

Real Estate Investment Trust (REIT) Risk. An investment in a REIT may be subject to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. In addition, an investment in a REIT is subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to the tax laws or failure by the REIT to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and to the effect of general declines in stock prices. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming. As a shareholder in a REIT, the Fund could bear its ratable share of the REIT's expenses and would at the same time continue to pay its own fees and expenses. The Fund's investments in REITs may subject the Fund to duplicate management and/or advisory fees.

Management Risk. Actively managed mutual funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these techniques will produce the desired results. Additionally, the securities selected by the subadviser may underperform the markets in general, the Fund's benchmark and other mutual funds with similar investment objectives.

Market Risk. Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Securities markets are volatile. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Regardless of how well an individual investment performs, if financial markets go down, you could lose money.

For more information on the risks of investing in this Fund, please see How the Fund Invests—Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.

The Fund's Past Performance.

The following bar chart shows the Fund's performance for the indicated share class for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.prudentialfunds.com.

Annual Total Returns% (Class L Shares)[1,2]
[1]	These annual total returns do not include sales charges. If the sales charges were included, the annual total returns would be lower than those shown. The total return of Class L shares from 1-1-11 to 9-30-11 was -12.34%.
[2]	Quantitative Management Associates LLC became the subadviser to the Fund on January 26, 2007. Performance prior to that date is attributable to another subadviser.

Best Quarter:		Worst Quarter:
23.36%	3rd Quarter 2009	–24.17%	4th Quarter 2008

Average Annual Total Returns % (as of 12-31-10)
Average Annual Total Returns - PRUDENTIAL MID-CAP VALUE FUND	One Year	Five Years	Ten Years	Since Inception	Inception Date
Class A	14.16%	2.19%		5.33%	Apr. 12, 2004
Class B	14.87%	2.47%		5.43%	Apr. 12, 2004
Class C	18.83%	2.58%	5.79%
Class M	14.80%	2.90%	6.09%
Class Q					Jan. 18, 2011
Class X	14.87%	3.10%	6.26%
Class Z	21.06%	3.64%		3.91%	Nov. 28, 2005
Class L	13.51%	1.87%	5.68%
Class L Return After Taxes on Distributions	13.46%	0.74%	4.55%
Class L Return After Taxes on Distribution and Sale of Fund Shares	8.83%	1.43%	4.76%
Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)	24.75%	4.08%	8.07%
S&P MidCap 400 Index (reflects no deduction for fees, expenses or taxes)	26.64%	5.73%	7.16%
Russell Midcap Index (reflects no deduction for fees, expenses or taxes)	25.48%	4.66%	6.54%
Lipper Mid-Cap Value Funds Average (reflects no deduction for fees, expenses or taxes)	22.35%	3.90%	7.52%

° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.